UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22069
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                     UST Global Private Markets Fund, LLC
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               (Exact name of registrant as specified in charter)

                              100 Federal Street
                               Boston, MA 02110
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              (Address of principal executive offices) (Zip code)

                      Bank of America Capital Advisors, LLC
                                100 Federal Street
                                 Boston, MA 02110
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800)647-6972
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                       Date of fiscal year end: March 31
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                    Date of reporting period: December 31, 2007
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ITEM 1.   SCHEDULE OF INVESTMENTS

UST Global Private Markets Fund, LLC (the "Fund") was formed on February 2, 2007. The initial closing of the Fund has not yet occurred.

As of December 31, 2007, David Bailin is the organizational member of the registrant but shall withdraw from the registrant immediately upon commencement of operations of the registrant.

ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
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By (Signature and Title)*   /s/ James D. Bowden
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                           James D. Bowden, Principal Executive Officer
Date: February 29, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) UST Global Private Markets Fund, LLC
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By (Signature and Title)*   /s/ Steven L. Suss
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                           Steven L. Suss, Principal Financial Officer
Date: February 29, 2008
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